Income Taxes - Schedule of Pre-Tax Income (Loss) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Schedule of Pre-Tax Income (Loss) [Line Items]
Domestic	$ (128,633)
Foreign	17,925
Income (loss) before provision for income taxes	$ (110,708)
Predecessor [Member]
Schedule of Pre-Tax Income (Loss) [Line Items]
Domestic		$ (30,305)	$ (38,505)	$ (6,030)
Foreign		17,845	34,225	29,481
Income (loss) before provision for income taxes		$ (12,460)	$ (4,280)	$ 23,451